Nature of Operations and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Nature of Operations and Summary of Significant Accounting Policies [Abstract]
Warranty Obligations [Table Text Block]
	Year Ended
	December 31,	December 31,
(In millions)	2013	2012

Beginning Balance	$48.7	$42.2
Provision charged to income	70.7	66.2
Usage	(70.9)	(59.3)
Adjustments to previously provided warranties, net	1.0	0.1
Other, net	0.3	(0.5)

Ending Balance	$49.8	$48.7

Inventories [Table Text Block]
	December 31,	December 31,
(In millions)	2013	2012

Raw Materials	$347.4	$362.0
Work in Process	157.7	149.7
Finished Goods	989.4	931.6

	$1,494.5	$1,443.3

Property, Plant and Equipment [Table Text Block]
	December 31,	December 31,
(In millions)	2013	2012

Land	$212.2	$216.6
Buildings and Improvements	821.0	805.5
Machinery, Equipment and Leasehold Improvements	2,047.9	1,829.9

	3,081.1	2,852.0
Less: Accumulated Depreciation and Amortization	1,313.7	1,125.6

	$1,767.4	$1,726.4

Finite-Lived Acquisition-related Intangible Assets [Table Text Block]
	December 31, 2013			December 31, 2012
		Accumulated			Accumulated
(In millions)	Gross	Amortization	Net	Gross	Amortization	Net

Continuing Operations:
Definite Lives:
Customer relationships	$6,738.2	$(2,771.2)	$3,967.0	$7,047.0	$(2,617.6)	$4,429.4
Product technology	2,530.8	(1,187.0)	1,343.8	2,512.9	(958.6)	1,554.3
Tradenames	816.0	(395.4)	420.6	807.8	(330.5)	477.3
Patents	20.0	(19.7)	0.3	19.7	(19.2)	0.5
Other	16.8	(14.9)	1.9	15.7	(13.3)	2.4

	10,121.8	(4,388.2)	5,733.6	10,403.1	(3,939.2)	6,463.9

Indefinite Lives:
Tradenames	1,326.9	—	1,326.9	1,326.9	—	1,326.9
In-process research and development	10.8	—	10.8	13.7	—	13.7

	1,337.7	—	1,337.7	1,340.6	—	1,340.6

	$11,459.5	$(4,388.2)	$7,071.3	$11,743.7	$(3,939.2)	$7,804.5

Indefinite-lived Acquisition-related Intangible Assets [Table Text Block]
	December 31, 2013			December 31, 2012
		Accumulated			Accumulated
(In millions)	Gross	Amortization	Net	Gross	Amortization	Net

Continuing Operations:
Definite Lives:
Customer relationships	$6,738.2	$(2,771.2)	$3,967.0	$7,047.0	$(2,617.6)	$4,429.4
Product technology	2,530.8	(1,187.0)	1,343.8	2,512.9	(958.6)	1,554.3
Tradenames	816.0	(395.4)	420.6	807.8	(330.5)	477.3
Patents	20.0	(19.7)	0.3	19.7	(19.2)	0.5
Other	16.8	(14.9)	1.9	15.7	(13.3)	2.4

	10,121.8	(4,388.2)	5,733.6	10,403.1	(3,939.2)	6,463.9

Indefinite Lives:
Tradenames	1,326.9	—	1,326.9	1,326.9	—	1,326.9
In-process research and development	10.8	—	10.8	13.7	—	13.7

	1,337.7	—	1,337.7	1,340.6	—	1,340.6

	$11,459.5	$(4,388.2)	$7,071.3	$11,743.7	$(3,939.2)	$7,804.5

Finite-Lived Acquisition-related Intangible Assets, Future Amortization Expense [Table Text Block]
(In millions)

2014	$737.1
2015	722.1
2016	683.7
2017	677.3
2018	624.9
2019 and thereafter	2,288.5

$5,733.6

Goodwill [Table Text Block]
(In millions)	Life Sciences Solutions	Analytical Instruments	Specialty Diagnostics	Laboratory Products and Services	Total

Balance at December 31, 2011	$265.7	$2,737.5	$3,870.6	$5,099.5	$11,973.3
Acquisitions	—	15.6	273.5	81.1	370.2
Finalization of purchase price allocations for 2011 acquisitions	—	(0.9)	(3.4)	—	(4.3)
Revision to goodwill allocable to discontinued operations	—	—	—	13.1	13.1
Currency translation	2.0	8.0	106.7	6.0	122.7
Other	17.8	(1.2)	(18.2)	1.1	(0.5)

Balance at December 31, 2012	285.5	2,759.0	4,229.2	5,200.8	12,474.5
Finalization of purchase price allocations for 2012 acquisitions	—	(0.1)	0.5	—	0.4
Currency translation	6.9	3.7	28.3	(6.4)	32.5
Other	—	(1.2)	0.1	(3.0)	(4.1)

Balance at December 31, 2013	$292.4	$2,761.4	$4,258.1	$5,191.4	$12,503.3